Trade payables	6 Months Ended
Sep. 30, 2022
Trade payables [Abstract]
TRADE PAYABLES

NOTE 11 — TRADE PAYABLES

Trade payables consist of the following:

	As of September 30, 2022	As of March 31, 2022
	(US$)	(US$)
Trade payables – Others	$551,106	$571,773
Employee related payables	—	369,389
	$551,106	$941,162